Contractual Commitments:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Contractual Commitments [Abstract]
Contractual Commitments [Text Block]
Note 4 – Contractual Commitments:

Effective as of July 16, 2014, the Company’s former President’s employment as Chief Executive Officer and President of Neurotrope BioScience and the Company was terminated. In connection with the termination, effective as of July 16, 2014, Neurotrope BioScience and its former President entered into a separation agreement and general release on October 9, 2014 (the “Separation Agreement”).

The Separation Agreement states that Neurotrope BioScience will pay or provide to the former President the following: (a) $2,684 within three days of the execution of the Separation Agreement by him, representing reimbursement of business expenses; (b) a lump sum equal to the total gross amount of $233,000; (c) a gross amount of $25,478 for his accrued, unused vacation; (d) reimbursement for the cost of continuing his current health care insurance in the same amount as the net reimbursement amounts paid to him on a monthly basis immediately prior to July 16, 2014 ($2,974 per month) until the earlier of the date on which he becomes eligible for medical insurance coverage with a new employer or July 16, 2015; (e) director’s and officer’s insurance coverage covering his actions while a director and/or officer of Neurotrope BioScience until July 16, 2020; and (f) $17,000 for reimbursement of his attorneys fees. In addition, the parties agreed that his ownership of any common shares of the company is not affected by the Separation Agreement and that any equity awards he received pursuant to the 2013 Equity Incentive Plan (the “2013 Plan”) will be governed exclusively by the terms of such plan. Approximately $282,000 was paid to him pursuant to the Separation Agreement in 2014. All remaining payments due were paid during the nine months ended September 30, 2015.

Effective February 28, 2013, the Company executed an agreement with Ramat Consulting Corp. (“Ramat”), a related party to the Company’s current President and CEO Charles S. Ramat, for consulting services, including business development and marketing consulting, for a five-year period, subject to annual renewals thereafter. The Ramat agreement was amended on February 2, 2015 to add Mr. Ramat’s duties as the Company’s President and CEO. Ramat's annual fee is $50,000, payable in monthly installments of $4,167, plus pre-approved travel and other reimbursable expenses. Ramat was issued a non-qualified option, with a term of ten years, to purchase 300,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option vested with respect to 20% of the shares as of February 28, 2013, and the balance vest on a daily basis over the four-year period beginning on February 28, 2013. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; (b) the expiration of one year from the date of death or the termination of optionee as a service provider by reason of disability; or (c) the expiration of twelve months from the date of termination of optionee’s service as a service provider for any reason whatsoever other than termination of service for death or disability. An entity related to Ramat purchased 1,000,000 shares of the Company’s Series A Preferred Stock on the effective date of the agreement described in this paragraph. (See below in this Note 4 and Note 12 – “Subsequent Events” for additional information regarding Mr. Ramat’s compensation arrangement).

On October 1, 2013, the Company executed a four-year employment agreement, effective October 1, 2013, with Robert Weinstein, its current Executive Vice President, Chief Financial Officer, Treasurer and Secretary. This agreement provides for an annual salary of $240,000, which increased to an annual salary of $275,000 beginning January 1, 2015 plus a targeted bonus of 50% of base salary for all subsequent years. On October 1, 2013, the Company’s Board of Directors (the “Board”) granted an incentive stock option to Mr. Weinstein under the 2013 Planto purchase 650,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.00 per share. These options vest 25% per year over four years, with accelerated vesting of 25% upon a termination without cause or for good reason.

On January 16, 2014, the Company executed a four-year employment letter with Neurotrope BioScience’s former Vice President – Commercial Operations. This employment letter provided for an annual salary of $210,000. On January 23, 2014, the Board granted an incentive stock option to its Vice President – Commercial Operations under the 2013 Plan to purchase 100,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; or (b) the expiration of one year from the date of death, disability or the termination of employment. On May 15, 2015, the Vice President – Commercial Operations was terminated without cause. As a result, the Company paid a severance payment of approximately $40,000 during the nine months ending September 30, 2015. In addition, on June 17, 2015, the Vice President signed a separation agreement in which he deferred payment of his remaining severance due him of $175,000. Receipt of said amount is contingent upon the Company raising additional capital in excess of $7.5 million. As a result, the Company has accrued a severance payment of $175,000 as of September 30, 2015.

On January 22, 2014, the Company executed a four-year employment agreement with Neurotrope BioScience’s former Vice President and Chief Medical Officer. On October 31, 2014, the Company terminated him without cause. Approximately $217,000 was accrued for this severance arrangement in 2014 and paid in February 2015.

On June 1, 2014, the Company executed a four-year employment letter with Neurotrope BioScience’s former Executive Director – Pharmacology. This employment letter provided for an annual salary of $180,000. On July 16, 2014, the Board granted an incentive stock option to the Executive Director-Pharmacology for the purchase of 50,000 shares of the Company’s common stock with a term of tenyears, exercisable at $1.24 per share. These options vest 20% per year over five years. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; or (b) the expiration of one year from the date of death, disability or the termination of employment. On May 15, 2015, the Executive Director – Pharmacology was terminated without cause. As a result, the Company has accrued a severance payment of $90,000 as of September 30, 2015. Receipt of said amount is contingent upon the Company raising additional capital in excess of $7.5 million.

On July 16, 2014, the Board appointed Charles S. Ramat and Paul E. Freiman to serve as Co-Chief Executive Officers, on an interim basis, of the Company and of Neurotrope BioScience. Mr. Freiman has served on the Board since October 18, 2013, and was appointed Co-Chairman of the Board on June 13, 2014. Mr. Ramat was elected to the Board on June 13, 2014 and was immediately appointed Co-Chairman of the Board.

In consideration of the services to be provided by Mr. Freiman and Mr. Ramat to the Company as Co-Chief Executive Officers, the Company agreed to pay each of them consulting fees in the amount of $20,000 per month for a term not to exceed six months, which fees would be reduced upon the employment of a permanent Chief Executive Officer to $10,000 per month for two months to aid in the transition of responsibilities to the new Chief Executive Officer. In addition, on July 23, 2014, Messrs. Freiman and Ramat were each granted non-qualified options to purchase 400,000 shares of the Company’s common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Company’s last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018. See below regarding further changes to Messrs. Ramat and Freiman’s roles with the Company.

On September 4, 2014, the Company entered into a long-term lease for 4,000 square feet of office space in Newark, New Jersey. The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options. The base rent is payable, commencing December 1, 2014, at an annual rate of $88,000 with no increases during the lease term and renewal terms. In addition, commencing September 1, 2014, the Company is obligated to pay its share of common area charges. The Company is amortizing the total base rent due over 39 months.

On September 12, 2014, the Board elected Mr. Ramat to be the Company’s President and Chief Executive Officer and Mr. Freiman to be the Company’s Chairman of the Board. In consideration of the services that Mr. Ramat will provide to the Company as President and CEO, the Company agreed to pay Mr. Ramat $400,000 per year with a bonus opportunity of up to 50% of such amount after one (1) year of service, which arrangement could have been terminated by either party on 60 days’ notice. The compensation payments to Mr. Ramat replaced the $20,000 per month consulting fee of July 16, 2014. Mr. Freiman’s compensation remains at $20,000 per month as Chairman of the Board. In addition to his salary for services as President and Chief Executive Officer of the Company, Mr. Ramat continued to be paid under an agreement with the Company pursuant to which he received $50,000 per year until September 28, 2015 when the Company and Mr. Ramat entered into an Employment Agreement described below. Messrs. Ramat and Freiman voluntarily deferred part of their compensation in order for the Company to conserve cash (See Note 4 below – “Subsequent Events”).

In addition, on September 12, 2014, Messrs. Ramat and Freiman were granted non-qualified options to purchase 250,000 and 50,000 shares of the Company’s common stock, respectively, which have an exercise price of $0.60 per share, were fully vested upon grant, and have a ten-year life.

As of November 1, 2014, Neurotrope BioScience entered into an employment agreement for one (1) year with provisions for automatic renewals, with its Executive Vice President, Development and Chief Medical Officer. This agreement provided for an annual salary of $325,000. In addition, the employment agreement provided for a signing bonus of $102,083 in total, payable $8,507 monthly (if employed during the applicable payment cycle) and a discretionary bonus of up to 50% of base salary. In connection with his employment and as of his date of hire, the Company’s Compensation Committee authorized a grant of a non-qualified stock option to such officer under the 2013 Plan to purchase 250,000 shares of the Company’s common stock, with a term of ten years, exercisable at $0.71 per share. These options vest 20% per year over five years commencing November 1, 2015. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; or (b) the expiration of one year from the date of death, disability or the termination of employment. As of November 9, 2015, this executive resigned as an officer from Neurotrope BioScience and will remain as Acting Chief Medical Officer until the earlier of December 31, 2015 or the appointment of his successor.

On April 10, 2015, the Board agreed to grant Mr. Ramat a stock option exercisable for 100,000 shares of common stock of Neurotrope (the “Financing Option”) in the event the Company successfully completes a financing pursuant to which it raises at least ten million dollars ($10,000,000). The Financing Option will be issued to Mr. Ramat on the date of the closing of the applicable financing (assuming Mr. Ramat’s continued service as the President and Chief Executive Officer of the Company as of such date), will be fully vested as of the date of grant, and will have an exercise price per share equal to the price per share paid by investors for securities of the Company in the applicable financing.

On July 1, 2015, Mr. Ramat agreed to defer $25,000 of his salary, and Mr. Freiman agreed to defer 50% of his consulting fees until the Company raises additional funds. Also, as of August 1, 2015, the former Chairman of the Board, who receives $9,000 a month in fees, agreed to defer 50% of his director fees until the Company raises additional funds. The Company accrues such fee deferral from July 1, 2015 and August 1, 2015, respectively, until they are paid. As of September 30, 2015, Mr. Freiman was paid $25,000 of his deferred amount.

On September 28, 2015, the Company and Neurotrope BioScience, Inc. consolidated its prior agreements, understandings and commitments into an Employment Agreement with Mr. Ramat to serve as the President and Chief Executive Officer of the Company (the “Employment Agreement). The Employment Agreement supersedes and replaces all such prior agreements, understandings and commitments with respect to Mr. Ramat’s employment and (until its expiration or termination) supersedes and replaces the consulting agreement effective February 28, 2013, as amended, between the Ramat Consulting Group, a related party to Mr. Ramat, and Neurotrope BioScience, Inc. (the “Consulting Agreement”). The consolidation of Agreements did not result in a change to Mr. Ramat’s cash compensation. The Employment Agreement is effective as of September 28, 2015, and has a term of one year with automatic renewals for successive one-year periods unless terminated by either party upon 60 days’ written notice prior to the expiration of the then-current term, or until such employment is earlier terminated in accordance with termination provisions set forth in the Employment Agreement (the “Employment Term”). During the Employment Term, so long as Mr. Ramat is willing to stand for re-election, the Company agreed to nominate him for re-election as a director at the annual meeting (and any other meeting) of stockholders for the election of directors.

Under the Employment Agreement, Mr. Ramat is entitled to five weeks of paid vacation per annum and general expense reimbursement for pre-approved business related expenses incurred in the performance of his duties. He will also be eligible for all benefits and retirement, life, disability, medical and dental plan benefits generally available to the Company’s officers in accordance with the terms of those plans.

If Mr. Ramat’s employment is terminated for any reason, he is entitled to his accrued benefits. In addition, if his employment is terminated during the Employment Term by the Company for a reason other than Cause (as defined in the Employment Agreement), death or disability, or is terminated by Mr. Ramat for Good Reason (as defined in the Employment Agreement), or as a result of the Company not renewing the Employment Term, in each case, subject to Mr. Ramat’s compliance with certain conditions, then Mr. Ramat is entitled to receive a severance amount equal to his then-current base salary less $50,000 multiplied by 50%, payable in a single lump sum. If Mr. Ramat’s employment is terminated by: (i) the Company for Cause or due to Mr. Ramat’s death or disability, or (ii) by Mr. Ramat without Good Reason, then he is not entitled to any severance, and shall only be entitled to his accrued benefits.

The Employment Agreement contains non-competition, non-solicitation and non-disclosure covenants of Mr. Ramat.

Note 4 – Contractual Commitments:

From January 1, 2013 through February 28, 2013, Neurotrope BioScience compensated its former President under an independent contractor agreement at the rate of $20,833 per month. On February 25, 2013, Neurotrope BioScience executed a four-year employment agreement, effective March 1, 2013, with its former President (the “Employment Agreement”). The Employment Agreement provided for an annual salary of $250,000 and an annual bonus of $50,000, which would have increased to an annual salary of $300,000 and an annual bonus of $100,000 effective as of the later of (a) February 28, 2015 or (b) the closing by the Company of a Series B Preferred Stock financing as described in Note 6 below. Effective as of July 16, 2014, the former President’s employment as Chief Executive Officer and President of Neurotrope BioScience and the Company was terminated.

In connection with his termination, effective as of July 16, 2014, Neurotrope BioScience and its former President entered into a separation agreement and general release on October 9, 2014 (the “Separation Agreement”).

The Separation Agreement states that Neurotrope BioScience will pay or provide to the former President the following: (a) $2,684 within three days of the execution of the Separation Agreement by him, representing reimbursement of business expenses; (b) a lump sum equal to the total gross amount of $233,000 (less all applicable income and employment taxes and other required or elected withholdings, for which a Form W-2 will be issued to him); (c) a gross amount of $25,478 (less all applicable income and employment taxes and other required or elected withholdings) for his accrued, unused vacation; (d) reimbursement for the cost of continuing his current health care insurance in the same amount as the net reimbursement amounts paid to him on a monthly basis immediately prior to July 16, 2014 ($2,974 per month) until the earlier of the date on which he becomes eligible for medical insurance coverage with a new employer or July 16, 2015; (e) director’s and officer’s insurance coverage covering his actions while a director and/or officer of Neurotrope BioScience until July 16, 2020; and (f) $17,000 for reimbursement of his attorneys fees. In addition, the parties agreed that his ownership of any common shares of the company is not affected by the Separation Agreement and that any equity awards he received pursuant to the 2013 Equity Incentive Plan will be governed exclusively by the terms of such plan. Approximately $282,000 was paid to him pursuant to the Separation Agreement in 2014.

Effective February 28, 2013, the Company executed an agreement with Ramat Consulting Corp. (“Ramat”), a related party to the Company’s current President and CEO Charles S. Ramat, for consulting services, including business development and marketing consulting, for a five-year period, subject to annual renewals thereafter. The Ramat agreement was amended on February 2, 2015 to add Mr. Ramat’s duties as the Company’s President and CEO. No other changes were made. Ramat's annual fee is $50,000, payable in monthly installments of $4,167, plus pre-approved travel and other reimbursable expenses. Ramat was issued a non-qualified option, with a term of ten years, to purchase 300,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option vested with respect to 20% of the shares as of February 28, 2013, and the balance vest on a daily basis over the four-year period beginning on February 28, 2013. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; (b) the expiration of one year from the date of death or the termination of optionee as a service provider by reason of disability; or (c) the expiration of twelve months from the date of termination of optionee’s service as a service provider for any reason whatsoever other than termination of service for death or disability. An entity related to Ramat purchased 1,000,000 shares of the Company’s Series A Preferred Stock on the effective date of the consulting agreement described in this paragraph.

On October 1, 2013, the Company canceled its agreement with MCMS and executed a four-year employment agreement, effective October 1, 2013, with Robert Weinstein, its current Executive Vice President, Chief Financial Officer, Treasurer and Secretary. This agreement provides for an annual salary of $240,000, which shall increase to an annual salary of $275,000 beginning January 1, 2015. In addition, the agreement provides for a $35,000 bonus for the year ended December 31, 2013, a $50,000 bonus for the year ending December 31, 2014 and a targeted bonus of 50% of base salary for all subsequent years. On October 1, 2013, the Company’s Board of Directors (the “Board”) granted an incentive stock option to Mr. Weinstein under the Company’s 2013 Equity Incentive Plan (the “2013 Plan”) to purchase 650,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.00 per share. These options vest 25% per year over four years, with accelerated vesting of 25% upon a termination without cause or for good reason.

On January 16, 2014, the Company executed a four-year employment letter with Neurotrope BioScience’s Vice President – Commercial Operations. This employment letter provides for an annual salary of $210,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the employment letter provides for a discretionary bonus of up to 35% of base salary for all years. On January 23, 2014, the Board granted an incentive stock option to its Vice President – Commercial Operations under the 2013 Plan to purchase 100,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years. Vested options will terminate, to the extent not previously exercised, upon the occurrence of the first of the following events: (a) ten years from the date of grant; or (b) the expiration of one year from the date of death, disability or the termination of employment.

On January 22, 2014, the Company executed a four-year employment agreement with Neurotrope BioScience’s Vice President and Chief Medical Officer. This agreement provided for an annual salary of $210,000. In addition, the employment agreement provided for a discretionary bonus of up to 35% of base salary for all years. On January 23, 2014, the Board granted an incentive stock option to its former Vice President and Chief Medical Officer under the 2013 Plan to purchase 125,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 25% per year over four years, with accelerated vesting of 25% upon a termination without cause or for good reason. On October 31, 2014, the Company terminated Neurotrope BioScience’s former Vice President and Chief Medical Officer without cause. Upon termination without cause and conditioned upon the execution of a release, he received severance and accelerated vesting of a portion of his incentive stock option to purchase 31,250 shares of the Company’s common stock. Approximately $217,000 was accrued for this severance arrangement in 2014 and paid in February 2015.

On June 1, 2014, the Company executed a four-year employment letter, with Neurotrope BioScience’s Executive Director – Pharmacology. This employment letter provides for an annual salary of $180,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the employment letter provides for a discretionary bonus of up to 25% of base salary for all years. On July 16, 2014, the Board granted an incentive stock option to the Executive Director for the purchase of 50,000 shares of the Company’s common stock (see Note 10 – “Stock Options” for details).

On July 16, 2014, the Board appointed Charles S. Ramat and Paul E. Freiman to serve as Co-Chief Executive Officers, on an interim basis, of the Company and of Neurotrope BioScience. Mr. Freiman has served on the Board since October 18, 2013, and was appointed Co-Chairman of the Board on June 13, 2014. Mr. Ramat was elected to the Board on June 13, 2014 and was immediately appointed Co-Chairman of the Board.

In consideration of the services to be provided by Mr. Freiman and Mr. Ramat to the Company as Co-Chief Executive Officers, the Company agreed to pay each of them consulting fees in the amount of $20,000 per month for a term not to exceed six months, which fees would be reduced upon the employment of a permanent Chief Executive Officer to $10,000 per month for two months to aid in the transition of responsibilities to the new Chief Executive Officer. In addition, on July 23, 2014, Messrs. Freiman and Ramat were each granted non-qualified options to purchase 400,000 shares of the Company’s common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Company’s last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018. See below regarding further changes to Messrs. Ramat and Freiman’s roles with the Company.

On September 4, 2014, the Company entered into a long-term lease for 4,000 square feet of office space in Newark, New Jersey. The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options. The base rent is payable, commencing December 1, 2014, at an annual rate of $88,000 with no increases during the lease term and renewal terms. In addition, commencing September 1, 2014, the Company is obligated to pay its share of common area charges. The Company is amortizing the total base rent due over 39 months and has expensed $28,927 for 2014.

On September 12, 2014, the Board elected Mr. Ramat to be the Company’s President and Chief Executive Officer and Mr. Freiman to be the Company’s Chairman of the Board. In consideration of the services that Mr. Ramat will provide to the Company as President and CEO, the Company agreed to pay Mr. Ramat a consulting fee of $400,000 per year with a bonus opportunity of up to 50% of his consulting fee after one (1) year of service, which arrangement may be terminated by either party on 60 days’ notice. Mr. Ramat’s consulting fee replaces the $20,000 per month consulting fee of July 16, 2014. Mr. Freiman’s compensation remains at $20,000 per month as Chairman of the Board. In addition to his salary for services as President and Chief Executive Officer of the Company, Mr. Ramat will continue to be paid the consulting fees under a Consulting Agreement with the Company pursuant to which he receives $50,000 per year.

In addition, on September 12, 2014, Messrs. Ramat and Freiman were granted non-qualified options to purchase 250,000 and 50,000 shares of the Company’s common stock, respectively, which have an exercise price of $0.60 per share, are fully vested upon grant, and have a ten-year life.

As of November 1, 2014, Neurotrope BioScience entered into an employment agreement for one (1) year with provisions for automatic renewals, with a new Executive Vice President, Development and Chief Medical Officer. This agreement provides for an annual salary of $325,000 which shall increase at the discretion of the Company’s President. In addition, the employment agreement provides for a signing bonus of $102,083 in total, payable $8,507 monthly (if employed during the applicable payment cycle) and a discretionary bonus of up to 50% of base salary. In connection with his employment and as of his date of hire, the Company’s Compensation Committee authorized a grant of a non-qualified stock option to Neurotrope BioScience’s new Executive Vice President and Chief Medical Officer under the 2013 Plan to purchase 250,000 shares of the Company’s common stock, with a term of ten years, exercisable at $0.71 per share. These options vest 20% per year over five years commencing November 1, 2015.